Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2021

		Interest	Maturity
Principal ($)		Rate ^	Date	Fair Value
	SHORT-TERM INVESTMENT - 41.3%
	U.S. TREASURY BILL - 41.3%
35,000,000	United States Treasury Bill +	0.00%	10/21/2021	$ 34,997,570
	TOTAL SHORT-TERM INVESTMENT (Cost $34,998,299)			34,997,570

	TOTAL INVESTMENT - 41.3% (Cost $34,998,299)			$ 34,997,570
	OTHER ASSETS LESS LIABILITIES - 58.7% (a)			49,674,781
	NET ASSETS - 100.0%			$ 84,672,351

(a) Includes unrealized appreciation on swap contract.
^ Zero Coupon Bond.
+ All of this investment is held as collateral for swaps.

SWAP CONTRACTS

Notional Value at August 31, 2021	Description	Counterparty	Fixed Rate Received	Variable Rate Paid	Maturity Date	Unrealized Appreciation
$16,033,212	Longboard USD Total Return Swap A	Scotiabank	Total Return of the Underlying Basket	1m Libor + 40 bps on Longs Notional; 1m Libor - (35-75bps) for General Collateral Shorts Notional	3/24/2023	$ 664,168

46,543,700	Longboard USD Total Return Swap B	Scotiabank	Total Return of the Underlying Basket	1m Libor + 40 bps on Longs Notional; 1m Libor - (35-75bps) for General Collateral Shorts Notional	3/24/2022	10,442,250
Total Net Unrealized Appreciation on Financial Index Swap Contract						$ 11,106,418

Additional Information — LongBoard USD Total Return Swap A - Underlying Basket Disclosure *
The following table represents the top 50 individual positions and related values within the total return basket swap as of August 31, 2021.
* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

REFERENCE
DESCRIPTION	Shares	Notional (a)	Net Unrealized Appreciation (Depreciation)
Common Stock
Aerospace & Defense
General Dynamics Corporation	464	92,944	$ 3,427
L3Harris Technologies, Inc.	420	97,864	3,515
			6,942
Asset Management
Kennedy-Wilson Holdings, Inc.	3,918	86,157	2,412

Banking
First Northwest Bancorp	5,488	103,394	(116)
Shore Bancshares Inc	4,867	86,146	(648)
SmartFinancial, Inc.	3,480	86,930	52
			(712)
Beverages
Primo Water Corporation	5,317	94,430	5,182
The Coca-Cola Company	1,859	104,680	(1,442)
			3,740
Chemicals
Sensient Technologies Corporation	1,018	88,413	765

Commercial Support Services
Waste Management, Inc.	557	86,396	17,903

Construction Materials
Forterra, Inc.	4,309	99,279	(3,121)

Diversified Industrials
3M Company	456	88,801	(4,206)

Electric Utilities
Alliant Energy Corporation	1,493	90,759	4,067
Avangrid, Inc.	1,787	97,660	(70)
Exelon Corporation	2,333	114,364	4,219
IDACORP, Inc.	997	105,034	(3,601)
MGE Energy, Inc.	1,272	102,447	946
Otter Tail Corporation	1,763	96,736	1,870
The Southern Company	1,735	114,042	(1,131)
			6,300
Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Additional Information — LongBoard USD Total Return Swap A - Underlying Basket Disclosure *
* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

			Net Unrealized Appreciation (Depreciation)
DESCRIPTION	Shares	Notional (a)
Common Stock (Continued)
Food
Hormel Foods Corporation	2,616	119,133	$ (2,053)

Gas & Water Utilities
American States Water Company	1,227	113,142	390

Insurance
Aflac, Inc.	1,547	87,684	4,335
The Allstate Corporation	636	86,038	8,990
			13,325
Leisure Facilities & Services
Domino's Pizza, Inc.	172	88,905	14,844
Yum! Brands, Inc.	689	90,280	9,779
			24,623
Medical Equipment & Devices
Boston Scientific Corporation	2,099	94,770	(1,631)
Hill-Rom Holdings, Inc.	812	118,211	23,641
PerkinElmer, Inc.	527	97,390	11,938
			33,948
Real Estate Investment Trusts
Agree Realty Corporation	1,410	105,116	(902)
AvalonBay Communities, Inc.	454	104,229	6,801
Camden Property Trust	606	90,924	20,747
CoreSite Realty Corporation	663	98,369	11,569
Equity LifeStyle Properties, Inc.	1,347	114,589	12,928
Equity Residential	1,186	99,707	666
Essex Property Trust, Inc.	290	95,915	3,975
Healthpeak Properties, Inc.	2,557	92,052	2,489
One Liberty Properties Inc	2,734	87,051	10,521
SBA Communications Corporation	247	88,666	9,665
Spirit Realty Capital, Inc.	1,652	85,524	3,418
Sun Communities, Inc.	532	107,193	17,869
UDR, Inc.	1,806	97,560	9,595
Welltower, Inc.	991	86,742	166
			109,507
Retail - Consumer Staples
Costco Wholesale Corporation	255	116,150	18,269
Dollar General Corporation	457	101,870	23
Walmart, Inc.	1,047	155,061	3,526
			21,818
Software
Dropbox, Inc.	2,792	88,534	(2,593)
Synopsys, Inc.	355	117,945	14,133
			11,540
Technology Hardware
Cisco Systems, Inc.	1,764	104,111	7,764

Technology Services
ExlService Holdings, Inc.	988	121,662	16,819

Telecommunications
Switch, Inc.	3,584	88,919	20,346

Additional Information — LongBoard USD Total Return Swap B - Underlying Basket Disclosure *
The following table represents the top 50 individual positions and related values within the total return basket swap as of August 31, 2021.
* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

DESCRIPTION	Shares	Notional (a)	Net Unrealized Appreciation (Depreciation)
Common Stock
Aerospace & Defense
Northrop Grumman Corporation	259	95,234	(1,961)

Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Additional Information — LongBoard USD Total Return Swap B - Underlying Basket Disclosure *
* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

			Net Unrealized Appreciation (Depreciation)
DESCRIPTION	Shares	Notional (a)
Common Stock (Continued)
Apparel & Textile Products
NIKE, Inc.	658	108,399	$ 27,356

Asset Management
KKR & Company, Inc.	1372	88,206	38,034

Beverages
Brown-Forman Corporation	1362	95,640	(4,942)
Monster Beverage Corporation	1120	109,278	16,440
			11,498
Biotech & Pharma
Eli Lilly and Company	385	99,442	28,972

Chemicals
Avery Dennison Corporation	511	115,174	25,826

Electric Utilities
NextEra Energy, Inc.	1,353	113,638	13,551

Electrical Equipment
Carrier Global Corporation	1,522	87,667	36,734
Keysight Technologies, Inc.	495	88,793	33,740
Lennox International, Inc.	298	99,884	13,999
Otis Worldwide Corporation	1,557	143,587	45,699
Trimble, Inc.	931	87,719	39,488
			169,660
Gas & Water Utilities
American Water Works Company, Inc.	522	95,135	18,451

Health Care Facilities & Services
Anthem, Inc.	269	100,910	18,594
IQVIA Holdings, Inc.	352	91,425	30,757
			49,351
Home Construction
Masco Corporation	1,881	114,214	13,239

Institutional Financial Services
Intercontinental Exchange, Inc.	789	94,309	15,471
Nasdaq, Inc.	638	124,908	39,518
			54,989
Insurance
Berkshire Hathaway, Inc.	470	134,312	19,426
Brown & Brown, Inc.	2,775	161,089	32,440
HCI Group, Inc.	894	99,824	50,874
Marsh & McLennan Companies, Inc.	1,234	193,985	52,543
			155,283
Machinery
Stanley Black & Decker, Inc.	483	93,349	4,333

Medical Equipment & Devices
Agilent Technologies, Inc.	500	87,735	40,213
Bio-Rad Laboratories, Inc.	129	103,822	35,324
Edwards Lifesciences Corporation	797	93,392	28,842
Stryker Corporation	332	91,997	17,044
The Cooper Companies, Inc.	215	96,903	18,424
West Pharmaceutical Services, Inc.	300	135,486	61,108
			200,955
Real Estate Investment Trusts
Alexandria Real Estate Equities, Inc.	500	103,185	20,640
American Homes 4 Rent	2,374	99,566	28,794
Duke Realty Corporation	2,446	128,439	32,246
EastGroup Properties, Inc.	561	101,126	24,082
Terreno Realty Corporation	1,731	115,648	15,309
			121,071
Retail - Discretionary
Dick's Sporting Goods, Inc.	880	123,913	75,947

Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Additional Information — LongBoard USD Total Return Swap B - Underlying Basket Disclosure *
* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

			Net Unrealized Appreciation (Depreciation)
DESCRIPTION	Shares	Notional (a)
Common Stock (Continued)
Semiconductors
Analog Devices, Inc.	688	112,110	$ 25,661
Power Integrations, Inc.	866	94,082	27,481
			53,142
Software
Cadence Design Systems, Inc.	632	103,319	27,314
Intuit, Inc.	154	87,181	36,493
Microsoft Corporation	377	113,809	34,324
Palo Alto Networks, Inc.	209	96,357	44,188
Tyler Technologies, Inc.	184	89,369	11,212
Veeva Systems, Inc.	271	89,967	22,368
			175,899
Technology Hardware
Dolby Laboratories, Inc.	1,041	103,174	6,517
Fabrinet	857	88,288	30,010
			36,527
Technology Services
Accenture plc	291	97,939	29,506
EVERTEC, Inc.	2,455	113,544	19,783
Moody's Corporation	333	126,796	33,134
Perficient, Inc.	778	92,753	50,255
			132,678
(a) Notional value represents the market value (including any fees or commissions) of the positions.